Correction of Methodology - Summary of Consolidated Statement of Comprehensive Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Profit/(loss) for the year		$ (7.7)	$ 169.1	[1]	$ (247.8)	[1]
Others comprehensive income, net of tax	[2],[3]	279.2	121.4	[1]	(635.5)	[1]
Foreign currency translation adjustments		279.9	129.7	[1]	(635.9)	[1]
Others		(0.7)	(8.3)	[1]	0.4	[1]
Total comprehensive income for the year		271.5	290.5	[1]	(883.3)	[1]
Attributable to:
Owners of the parent		260.5	279.6	[1]	(882.8)	[1]
Non controlling interest holders		11.0	10.9	[1]	(0.5)	[1]
Total comprehensive income for the year		$ 271.5	290.5	[1]	(883.3)	[1]
Previously Stated [member]
Disclosure of initial application of standards or interpretations [line items]
Profit/(loss) for the year			173.7		(242.6)
Others comprehensive income, net of tax			121.4		(636.6)
Foreign currency translation adjustments			129.7		(637.0)
Others			(8.3)		0.4
Total comprehensive income for the year			295.1		(879.2)
Attributable to:
Owners of the parent			284.2		(878.7)
Non controlling interest holders			10.9		(0.5)
Total comprehensive income for the year			295.1		(879.2)
Adjustments [Member]
Disclosure of initial application of standards or interpretations [line items]
Profit/(loss) for the year			(4.6)		(5.2)
Others comprehensive income, net of tax			0.0		1.1
Foreign currency translation adjustments			0.0		1.1
Others			0.0		0.0
Total comprehensive income for the year			(4.6)		(4.1)
Attributable to:
Owners of the parent			(4.6)		(4.1)
Non controlling interest holders			0.0		0.0
Total comprehensive income for the year			(4.6)		(4.1)
As Restated Before Reclassification of Discontinued Operation [member]
Disclosure of initial application of standards or interpretations [line items]
Profit/(loss) for the year			169.1		(247.8)
Others comprehensive income, net of tax			121.4		(635.5)
Foreign currency translation adjustments			129.7		(635.9)
Others			(8.3)		0.4
Total comprehensive income for the year			290.5		(883.3)
Attributable to:
Owners of the parent			279.6		(882.8)
Non controlling interest holders			10.9		(0.5)
Total comprehensive income for the year			290.5		(883.3)
Discontinued operation reclassification [member]
Disclosure of initial application of standards or interpretations [line items]
Profit/(loss) for the year			0.0		0.0
Others comprehensive income, net of tax			0.0		0.0
Foreign currency translation adjustments			0.0		0.0
Others			0.0		0.0
Total comprehensive income for the year			0.0		0.0
Attributable to:
Owners of the parent			0.0		0.0
Non controlling interest holders			0.0		0.0
Total comprehensive income for the year			$ 0.0		$ 0.0

[1]	As Restated - Refer note 40 for further details.
[2]	All items can be subsequently reclassified to the income statement.
[3]	Includes deferred tax of US$nil (2016: US$nil and 2015: US$nil).